Litigation, regulatory and similar matters (Narrative) (Detail 2) - 3 months ended Jun. 30, 2019 € in Millions, $ in Millions	EUR (€)	USD ($)
Inquiries regarding cross-border wealth management businesses | Investigations in France
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of French Court | €	€ 3,700
Civil Damage Award announcement of French Court | €	800
Provision recorded to cover pending legal case		$ 516
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid | €	1,100
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS (France) S.A.
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid | €	40
Reduced bail ("caution") ordered to be paid | €	10
Inquiries regarding cross-border wealth management businesses | Investigations in Italy involving UBS AG
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made | €	101
Claims related to sales of residential mortgage-backed securities (RMBS) and mortgages
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amount sponsored by UBS Real Estate Securities Inc. (UBS RESI) in RMBS from 2004 through 2007		80,000
Original principal balance of pools of US residential mortgage loans sold from 2004 through 2007		19,000
US residential mortgage loans originated from 2006 to 2008		1,500
Claims related to sales of residential mortgage-backed securities (RMBS) and mortgages - Lawsuits related to contractual representations and warranties concerning mortgages and RMBS | Trustee Suit in the District Court for the Southern District of New York (SDNY)
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Original principal balance of loans demanded to be repurchased in a lawsuit filed in 2012 in the Southern District of New York		2,000
Settlement made		850
Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed | €	€ 2,100
Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed		125
Minimum total claims against all defendants		2,000
Puerto Rico
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amount in dispute		125
Puerto Rico | Customer arbitration claims
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed		3,200
Claimed damages that have been resolved		2,200
Puerto Rico | Action filed on behalf of Employee Retirement System of the Commonwealth of Puerto Rico (System) against over 40 defendants
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants		800
Amount of bonds issued and underwritten by the System		3,000
Foreign exchange, LIBOR and benchmark rates, and other trading practices - Foreign exchange-related civil litigation | claims under the Commodity Exchange Act
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made		141
Foreign exchange, LIBOR and benchmark rates, and other trading practices - Foreign exchange-related regulatory matters
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made		$ 68